BUSINESS COMBINATIONS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended											0 Months Ended	4 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended	4 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Class A ordinary shares	Oct. 31, 2014 Class A ordinary shares	Sep. 30, 2014 Class A ordinary shares	May 21, 2014 Class A ordinary shares	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Tudou CNY	Dec. 31, 2012 Tudou CNY	Dec. 31, 2012 Tudou CNY	Aug. 23, 2012 Tudou CNY	Aug. 23, 2012 Tudou Technology	Aug. 23, 2012 Tudou Technology CNY	Aug. 23, 2012 Tudou Non-compete agreement	Aug. 23, 2012 Tudou Non-compete agreement CNY	Aug. 23, 2012 Tudou Customer relationship	Aug. 23, 2012 Tudou Customer relationship CNY	Aug. 23, 2012 Tudou User generated content	Aug. 23, 2012 Tudou User generated content CNY	Aug. 23, 2012 Tudou Content produced	Aug. 23, 2012 Tudou Content produced CNY	Aug. 23, 2012 Tudou Licensed copyrights	Aug. 23, 2012 Tudou Licensed copyrights CNY	Aug. 23, 2012 Tudou Domain name, trademark and online video license CNY	Aug. 23, 2012 Tudou Settlement Of Preexisting Relationship CNY	Aug. 23, 2012 Tudou Holders of Tudou share options Stock options CNY	Aug. 23, 2012 Tudou Holders of Tudou share options Stock options	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2012 Tudou Class A ordinary shares	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2013 Tudou Class A ordinary shares Mr. Gary Wang	Aug. 23, 2012 Tudou Class A ordinary shares Tudou shareholders CNY	Aug. 23, 2012 Tudou ADS shares, Class A USD ($)	Aug. 23, 2012 Tudou Class B ordinary shares
BUSINESS COMBINATIONS
Share exchange ratio (in shares)																															7.177			7.177			1.595
Number of shares represented by each American depository share						18	18	18	18	18	18																							18				4
Consideration transferred
Tudou shareholders and holders of outstanding Tudou share options																														144,598						5,262,951
Settlement of pre-existing relationships																													3,481
Total consideration												5,411,030
Number of Class A ordinary shares issued or issuable																																834,109,274	834,109,274		4,495,014	838,604,288
Closing price of ADS (in dollars per share)																																					$ 17.78
Gain or loss recognized from the effective settlement of pre-existing relationships																													0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents															404,444
Restricted cash															38,069
Accounts receivable															274,412
Property, plant and equipment															93,870
Licensed copyrights															97,900												97,900
Intangible assets															985,330
Other assets															47,420
Short-term loan															(31,544)
Other current liabilities															(445,171)
Deferred tax liabilities															(235,582)
Goodwill	687,001	4,262,569	4,262,569	4,255,570	687,001										4,181,882
Total consideration															5,411,030
Fair value of accounts receivable acquired															274,412
Gross contractual accounts receivable acquired															354,787
Contractual cash flows not expected to be collected															80,375
Acquired intangible assets
Goodwill expected to be deductible for income tax purpose															0
Infinite lived intangible assets acquired																												845,300
Finite lived intangible assets acquired																	27,900		8,200		41,530		62,300		100
Estimated average useful life																5 years		3 years		5 years		2 years		1 month 6 days		1 year 9 months 15 days
Other information
Acquisition related costs														27,614
Revenue since acquisition date													195,668
Net loss since acquisition date													157,400
Pro forma (unaudited)
Revenue, net														2,317,388
Net loss														640,296
As reported
Net revenues	680,688	4,223,394	3,068,994	1,909,802
Net loss	$ 134,984	837,526	600,108	402,791